SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated May 21, 2024
to the Prospectus (the "Prospectus"), dated September 30, 2023, as amended on November 8, 2023,
November 30, 2023, December 18, 2023, January 8, 2024, January 18, 2024, May 1, 2024, May 6, 2024 and May 20, 2024 and the Statement of Additional Information (the "SAI"), dated September 30, 2023, as amended on November 8, 2023, November 30, 2023, December 18, 2023, January 4, 2024, January 8, 2024, January 18, 2024, April 16, 2024, May 1, 2024, May 6, 2024 and May 20, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

KBI Global Investors (North America) Ltd no longer serves as a sub-adviser to the Fund. As such, all references to KBI Global Investors (North America) Ltd are hereby deleted from the Prospectus and SAI.

There are no other changes to the Prospectus or SAI

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1527 (05/24)